Summary of Significant Accounting Policies (Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Current federal (expense) benefit	$ 726	$ 0	$ (272)
Current state (expense) benefit	(196)	(176)	(353)
Current (expense) benefit	530	(176)	(625)
Deferred federal (expense) benefit	0	(155)	399
Deferred state (expense) benefit	50	(68)	29
Deferred tax asset valuation allowance	(4,641)	0	0
Deferred (expense) benefit	$ (4,591)	$ (223)	$ 428